Time charter revenues and related contract balances - Minimum contractual future revenues (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Time charter revenues and related contract balances
2020	$ 24,880
2021	19,703
2022	19,703
2023	19,703
2024	19,703
Thereafter	116,386
Total - undiscounted	220,078
2020	71,100
2021	59,903
2022	59,903
2023	59,903
2024	59,903
Thereafter	346,369
Total - undiscounted	657,081
Operating lease	223,644
Financing lease	433,437
Discounting effect	(193,437)
Financing lease	240,000	$ 247,488
2020	95,980
2021	79,606
2022	79,606
2023	79,606
2024	79,606
Thereafter	462,755
Total - undiscounted	$ 877,159